Inventories, Net - Schedule of Inventory Provision (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Inventory Provision [Abstract]
Beginning balance of the year/period	$ 92,121	$ 11,735	$ 68,536
Addition	426,816	54,372	23,585
Ending balance of the year/period	$ 518,937	$ 66,107	$ 92,121